Computation Of Basic And Diluted (Loss) Earnings Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator used in basic earnings (loss) per share
Net income (loss) attributable to LDK Solar Co., Ltd. shareholders	$ (970,971)	$ (620,869)	$ 290,797
Accretion to redemption value of redeemable non-controlling interests	(153,984)	(34,590)	0
Net income (loss) available to LDK Solar Co., Ltd. shareholders	(1,124,955)	(655,459)	290,797
Plus interest expenses and amortization of convertible senior notes issuance costs and debt discount	0	0	19,278
Numerator used in diluted earnings (loss) per share	$ (1,124,955)	$ (655,459)	$ 310,075
Shares (denominator):
Weighted average number of ordinary shares outstanding used in computing basic earnings (loss) per share	130,492,366	133,806,940	125,580,754
Plus incremental weighted average number of ordinary shares from assumed conversion of stock options using the treasury stock method	0	0	841,673
Plus incremental weighted average number of ordinary shares from assumed conversion of convertible senior notes using the as-if converted method	0	0	10,145,865
Weighted average number of ordinary shares outstanding used in computing diluted earnings (loss) per share	130,492,366	133,806,940	136,568,292
Earnings (loss) per share - basic	$ (8.62)	$ (4.90)	$ 2.32
Earnings (loss) per share - diluted	$ (8.62)	$ (4.90)	$ 2.27